Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Investments in unconsolidated affiliates		$ 25,231	$ 22,012
Capitalized software development costs		15,247	15,912
Central parts		9,067	10,386
Deferred financing costs		5,969	5,260
Cash surrender value of officer life insurance		1,200	403
Deposits		5,501	2,172
Note receivable		600	1,200
Other		1,718	3,096
Total other assets	$ 68,591	$ 64,533	$ 60,441